UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2007

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
Kerris Wigfall		New York, NY		November 12, 2007
____________________ _____________________________ __________
[Signature] 			[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 156

Form 13F Information Table Value Total: $1,077,173
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  11/12/07
Run Time:  04:38pm
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  AT&T Corp                Common Stock  00206R102        9457     223506 SH            SOLE                                       X
  AT&T Corp                Common Stock  00206R102       17377     410700 SH            SOLE                   X
  Abbott Laboratories      Common Stock  002824100        5657     105500 SH            SOLE                                       X
  Abbott Laboratories      Common Stock  002824100       11786     219800 SH            SOLE                   X
  American Electric Power  Common Stock  025537101        3286      71300 SH            SOLE                                       X
  American Electric Power  Common Stock  025537101        6336     137500 SH            SOLE                   X
  American Tower Corp      Common Stock  029912201        2051      47100 SH            SOLE                                       X
  American Tower Corp      Common Stock  029912201        4419     101500 SH            SOLE                   X
  AmeriCredit              Common Stock  03060R101        1943     110510 SH            SOLE                   X
  Anheuser-Busch Co Inc    Common Stock  035229103        4619      92400 SH            SOLE                                       X
  Anheuser-Busch Co Inc    Common Stock  035229103        9793     195900 SH            SOLE                   X
  Apache Corp              Common Stock  037411105        4863      54000 SH            SOLE                                       X
  Apache Corp              Common Stock  037411105       10780     119700 SH            SOLE                   X
  Apple Computer Inc       Common Stock  037833100        2088      13600 SH            SOLE                                       X
  Apple Computer Inc       Common Stock  037833100        4883      31800 SH            SOLE                   X
  Applied Materials Inc    Common Stock  038222105        2944     142200 SH            SOLE                                       X
  Applied Materials Inc    Common Stock  038222105        5291     255600 SH            SOLE                   X
  Baker Hughes, Inc.       Common Stock  057224107        3226      35700 SH            SOLE                                       X
  Baker Hughes, Inc.       Common Stock  057224107        6163      68200 SH            SOLE                   X
  Ball Corp                Common Stock  058498106        2698      50200 SH            SOLE                                       X
  Ball Corp                Common Stock  058498106        5698     106000 SH            SOLE                   X
  Bank of America          Common Stock  060505104        5560     110600 SH            SOLE                                       X
  Bank of America          Common Stock  060505104       12090     240500 SH            SOLE                   X
  Bank of New York Mellon  Common Stock  064058100        7190     162900 SH            SOLE                                       X
  Bank of New York Mellon  Common Stock  064058100       13114     297100 SH            SOLE                   X
  Baxter International In  Common Stock  071813109        4322      76800 SH            SOLE                                       X
  Baxter International In  Common Stock  071813109        9252     164400 SH            SOLE                   X
  Boeing Co                Common Stock  097023105        5187      49400 SH            SOLE                                       X
  Boeing Co                Common Stock  097023105       10342      98500 SH            SOLE                   X
  Bristol-Myers Squibb Co  Common Stock  110122108        4395     152500 SH            SOLE                                       X
  Bristol-Myers Squibb Co  Common Stock  110122108        9882     342900 SH            SOLE                   X
  CVS Caremark Corp        Common Stock  126650100        4815     121500 SH            SOLE                                       X
  CVS Caremark Corp        Common Stock  126650100       10316     260300 SH            SOLE                   X
  Cameron International C  Common Stock  13342B105        2280      24700 SH            SOLE                                       X
  Cameron International C  Common Stock  13342B105        4495      48700 SH            SOLE                   X
  Campbell Soup Co         Common Stock  134429109        3386      91500 SH            SOLE                                       X
  Campbell Soup Co         Common Stock  134429109        7456     201500 SH            SOLE                   X
  Caterpillar Financial S  Common Stock  149123101        4047      51600 SH            SOLE                                       X
  Caterpillar Financial S  Common Stock  149123101        7278      92800 SH            SOLE                   X
  Celanese Corporation     Common Stock  150870103        2035      52200 SH            SOLE                                       X
  Celanese Corporation     Common Stock  150870103        4155     106600 SH            SOLE                   X
  Chevron Texaco Corp      Common Stock  166764100       11074     118334 SH            SOLE                                       X
  Chevron Texaco Corp      Common Stock  166764100       24782     264826 SH            SOLE                   X
  Church & Dwight Co Inc   Common Stock  171340102        4004      85110 SH            SOLE                                       X
  Church & Dwight Co Inc   Common Stock  171340102        6279     133480 SH            SOLE                   X
  Cisco Systems Inc        Common Stock  17275R102       11529     348200 SH            SOLE                                       X
  Cisco Systems Inc        Common Stock  17275R102       22502     679600 SH            SOLE                   X
  Citigroup                Common Stock  172967101        8511     182376 SH            SOLE                                       X
  Citigroup                Common Stock  172967101       18454     395421 SH            SOLE                   X
  Comcast Corp             Common Stock  20030N101        4364     180500 SH            SOLE                                       X
  Comcast Corp             Common Stock  20030N101        7554     312400 SH            SOLE                   X
  Dade Behring Holdings I  Common Stock  23342J206        1374      18000 SH            SOLE                                       X
  Dade Behring Holdings I  Common Stock  23342J206        1726      22600 SH            SOLE                   X
  Dean Foods, Co.          Common Stock  242370104        1832      71600 SH            SOLE                                       X
  Dean Foods, Co.          Common Stock  242370104        3287     128500 SH            SOLE                   X
  Deere & Co               Common Stock  244199105        5061      34100 SH            SOLE                                       X
  Deere & Co               Common Stock  244199105       10404      70100 SH            SOLE                   X
  The Walt Disney Co       Common Stock  254687106        2789      81100 SH            SOLE                                       X
  The Walt Disney Co       Common Stock  254687106        5857     170300 SH            SOLE                   X
  Discover Financial Serv  Common Stock  254709108        2218     106650 SH            SOLE                                       X
  Discover Financial Serv  Common Stock  254709108        4183     201100 SH            SOLE                   X
  EBAY Inc                 Common Stock  278642103        3750      96100 SH            SOLE                                       X
  EBAY Inc                 Common Stock  278642103        6181     158400 SH            SOLE                   X
  Edison International     Common Stock  281020107        3249      58600 SH            SOLE                                       X
  Edison International     Common Stock  281020107        6654     120000 SH            SOLE                   X
  Electronic Arts Inc      Common Stock  285512109        3830      68400 SH            SOLE                                       X
  Electronic Arts Inc      Common Stock  285512109        6383     114000 SH            SOLE                   X
  Emerson Electric Co      Common Stock  291011104        4476      84100 SH            SOLE                                       X
  Emerson Electric Co      Common Stock  291011104        9175     172400 SH            SOLE                   X
  Express Scripts Inc      Common Stock  302182100        3349      60000 SH            SOLE                                       X
  Express Scripts Inc      Common Stock  302182100        6844     122600 SH            SOLE                   X
  Exxon Mobil Corporation  Common Stock  30231G102       14603     157772 SH            SOLE                                       X
  Exxon Mobil Corporation  Common Stock  30231G102       27379     295800 SH            SOLE                   X
  Franklin Resources       Common Stock  354613101        2652      20800 SH            SOLE                                       X
  Franklin Resources       Common Stock  354613101        4488      35200 SH            SOLE                   X
  Genentech, Inc.          Common Stock  368710406        2013      25800 SH            SOLE                                       X
  Genentech, Inc.          Common Stock  368710406        3605      46200 SH            SOLE                   X
  General Electric Cap Co  Common Stock  369604103       10043     242580 SH            SOLE                                       X
  General Electric Cap Co  Common Stock  369604103       22034     532220 SH            SOLE                   X
  Gilead Sciences Inc      Common Stock  375558103        3449      84400 SH            SOLE                                       X
  Gilead Sciences Inc      Common Stock  375558103        5738     140400 SH            SOLE                   X
  Hewlett-Packard Co       Common Stock  428236103        8285     166400 SH            SOLE                                       X
  Hewlett-Packard Co       Common Stock  428236103       17367     348800 SH            SOLE                   X
  Intel Corporation        Common Stock  458140100        2909     112500 SH            SOLE                                       X
  Intel Corporation        Common Stock  458140100        3822     147800 SH            SOLE                   X
  IBM Corp                 Common Stock  459200101        5843      49600 SH            SOLE                                       X
  IBM Corp                 Common Stock  459200101       10414      88400 SH            SOLE                   X
  International Game Tech  Common Stock  459902102        4564     105900 SH            SOLE                                       X
  International Game Tech  Common Stock  459902102        6788     157500 SH            SOLE                   X
  JP Morgan Chase          Common Stock  46625H100        8966     195670 SH            SOLE                                       X
  JP Morgan Chase          Common Stock  46625H100       18570     405280 SH            SOLE                   X
  Juniper Networks Inc.    Common Stock  48203R104        3416      93300 SH            SOLE                                       X
  Juniper Networks Inc.    Common Stock  48203R104        6656     181800 SH            SOLE                   X
  Kraft Foods Inc.         Common Stock  50075N104        5418     157000 SH            SOLE                                       X
  Kraft Foods Inc.         Common Stock  50075N104        7775     225300 SH            SOLE                   X
  Lockheed Martin Corp     Common Stock  539830109        3678      33900 SH            SOLE                                       X
  Lockheed Martin Corp     Common Stock  539830109        8007      73800 SH            SOLE                   X
  Lubrizol Corp            Common Stock  549271104        1646      25300 SH            SOLE                                       X
  Lubrizol Corp            Common Stock  549271104        5263      80900 SH            SOLE                   X
  McDonald's Corporation   Common Stock  580135101        5779     106100 SH            SOLE                                       X
  McDonald's Corporation   Common Stock  580135101       13361     245300 SH            SOLE                   X
  Microsoft Corp           Common Stock  594918104        5438     184578 SH            SOLE                                       X
  Microsoft Corp           Common Stock  594918104       12975     440424 SH            SOLE                   X
  Morgan Stanley           Common Stock  617446448        5582      88600 SH            SOLE                                       X
  Morgan Stanley           Common Stock  617446448       11208     177900 SH            SOLE                   X
  Motorola Inc             Common Stock  620076109        4088     220600 SH            SOLE                                       X
  Motorola Inc             Common Stock  620076109        8956     483300 SH            SOLE                   X
  Murphy Oil Corporation   Common Stock  626717102        4739      67800 SH            SOLE                                       X
  Murphy Oil Corporation   Common Stock  626717102        7974     114100 SH            SOLE                   X
  NCR Corporation          Common Stock  62886E108        2774      55700 SH            SOLE                                       X
  NCR Corporation          Common Stock  62886E108        5657     113600 SH            SOLE                   X
  NRG Energy Inc           Common Stock  629377508        2339      55300 SH            SOLE                                       X
  NRG Energy Inc           Common Stock  629377508        4567     108000 SH            SOLE                   X
  National Semiconductor   Common Stock  637640103        2449      90300 SH            SOLE                                       X
  National Semiconductor   Common Stock  637640103        5014     184900 SH            SOLE                   X
  Nucor Corp               Common Stock  670346105        4621      77700 SH            SOLE                                       X
  Nucor Corp               Common Stock  670346105        8403     141300 SH            SOLE                   X
  Omnicom Group            Common Stock  681919106        2520      52400 SH            SOLE                                       X
  Omnicom Group            Common Stock  681919106        5290     110000 SH            SOLE                   X
  Oracle Corporation       Common Stock  68389X105        3102     143300 SH            SOLE                                       X
  Oracle Corporation       Common Stock  68389X105        7422     342800 SH            SOLE                   X
  Pfizer Inc               Common Stock  717081103           0          1 SH            SOLE                                       X
  Praxair Inc              Common Stock  74005P104        4515      53900 SH            SOLE                                       X
  Praxair Inc              Common Stock  74005P104        7488      89400 SH            SOLE                   X
  Procter & Gamble Co      Common Stock  742718109        9990     142022 SH            SOLE                                       X
  Procter & Gamble Co      Common Stock  742718109       18297     260127 SH            SOLE                   X
  Prologis                 Common Stock  743410102        2661      40100 SH            SOLE                                       X
  Prologis                 Common Stock  743410102        4784      72100 SH            SOLE                   X
  Schering-Plough Corpora  Common Stock  806605101        7564     239145 SH            SOLE                                       X
  Schering-Plough Corpora  Common Stock  806605101       15042     475555 SH            SOLE                   X
  Staples Inc.             Common Stock  855030102        3153     146700 SH            SOLE                                       X
  Staples Inc.             Common Stock  855030102        8856     412100 SH            SOLE                   X
  TJX Companies Inc        Common Stock  872540109        3657     125800 SH            SOLE                                       X
  TJX Companies Inc        Common Stock  872540109        7959     273800 SH            SOLE                   X
  Texas Intruments Inc     Common Stock  882508104        4215     115200 SH            SOLE                                       X
  Texas Intruments Inc     Common Stock  882508104        9173     250700 SH            SOLE                   X
  Time Warner Inc.         Common Stock  887317105        3926     213850 SH            SOLE                                       X
  Time Warner Inc.         Common Stock  887317105        7295     397350 SH            SOLE                   X
  Union Pacific Corporati  Common Stock  907818108        5393      47700 SH            SOLE                                       X
  Union Pacific Corporati  Common Stock  907818108       10096      89300 SH            SOLE                   X
  United Technologies Cor  Common Stock  913017109        5827      72400 SH            SOLE                                       X
  United Technologies Cor  Common Stock  913017109       11356     141100 SH            SOLE                   X
  Verizon Communications   Common Stock  92343V104        5598     126416 SH            SOLE                                       X
  Verizon Communications   Common Stock  92343V104       10145     229104 SH            SOLE                   X
  Wachovia Bank Corp       Common Stock  929903102        5767     115000 SH            SOLE                                       X
  Wachovia Bank Corp       Common Stock  929903102       12312     245500 SH            SOLE                   X
  Wells Fargo & Company    Common Stock  949746101        6155     172800 SH            SOLE                                       X
  Wells Fargo & Company    Common Stock  949746101       12257     344100 SH            SOLE                   X
  Williams Cos Inc         Common Stock  969457100        3205      94104 SH            SOLE                                       X
  Williams Cos Inc         Common Stock  969457100        6448     189300 SH            SOLE                   X
  Wyeth                    Common Stock  983024100        5996     134600 SH            SOLE                                       X
  Wyeth                    Common Stock  983024100       10590     237700 SH            SOLE                   X
  Xilinx Inc               Common Stock  983919101        2753     105300 SH            SOLE                                       X
  Xilinx Inc               Common Stock  983919101        4167     159400 SH            SOLE                   X
  Foster Wheeler           Common Stock  G36535139        4070      31000 SH            SOLE                                       X
  Foster Wheeler           Common Stock  G36535139        8192      62400 SH            SOLE                   X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0